UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-805

Salomon Brothers Investors Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1. SCHEDULE	OF INVESTMENTS

SALOMON BROTHERS

INVESTORS VALUE FUND INC.

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 97.2%
CONSUMER DISCRETIONARY - 14.8%
Hotels Restaurants & Leisure - 1.7%
1,036,600	McDonald’s Corp.	$32,279,724

Household Durables - 1.0%
833,500	Newell Rubbermaid Inc. (a)	18,286,990

Leisure Equipment & Products - 0.5%
454,300	Mattel, Inc.	9,699,305

Media - 8.2%
990,390	Comcast Corp., Class A Shares (b)	33,455,374
2,521,900	Liberty Media Corp., Class A Shares (b)	26,152,103
126,185	Liberty Media International, Inc., Class A Shares (b)	5,519,332
1,843,000	The News Corp. Ltd. Class B Shares (a)	32,455,230
1,554,100	Time Warner Inc. (b)	27,274,455
804,000	Viacom Inc., Class B Shares	28,003,320

		152,859,814

Multi-Line Retail - 3.4%
520,500	J.C. Penney Co., Inc.	27,024,360
330,100	Target Corp.	16,511,602
381,700	Wal-Mart Stores, Inc.	19,126,987

		62,662,949

	TOTAL CONSUMER DISCRETIONARY	275,788,782

CONSUMER STAPLES - 6.8%
Food & Drug Retailing - 1.8%
2,133,900	The Kroger Co. (b)	34,206,417

Food Products - 0.3%
243,800	Sara Lee Corp.	5,402,608

Household Products - 1.2%
351,800	Kimberly-Clark Corp.	23,123,814

Tobacco - 3.5%
986,200	Altria Group, Inc.	64,487,618

	TOTAL CONSUMER STAPLES	127,220,457

ENERGY - 10.7%
Energy Equipment & Services - 4.3%
874,200	ENSCO International Inc. (a)	32,922,372
506,300	GlobalSantaFe Corp. (a)	18,753,352
250,400	Nabors Industries, Ltd. (b)	14,808,656
222,900	Noble Corp.	12,529,209

		79,013,589

Oil & Gas - 6.4%
311,100	BP PLC, ADR	19,412,640
149,600	EOG Resources, Inc.	7,291,504
554,600	Marathon Oil Corp.	26,021,832
323,700	Royal Dutch Petroleum Co.	19,434,948
403,000	Total SA, ADR (a)	47,243,690

		119,404,614

	TOTAL ENERGY	198,418,203

FINANCIALS - 28.8%
Banks - 10.3%
1,440,378	Bank of America Corp.	63,520,670
440,200	The Bank of New York Co., Inc.	12,787,810
334,300	Comerica Inc.	18,413,244
885,200	U.S. Bancorp	25,511,464
567,800	Wachovia Corp.	28,906,698
441,300	Washington Mutual, Inc. (a)	17,431,350
420,700	Wells Fargo & Co.	25,157,860

		191,729,096

Diversified Financials - 10.8%
497,600	American Express Co.	25,561,712
506,500	Capital One Financial Corp. (a)	37,871,005
451,500	Freddie Mac	28,534,800
230,500	The Goldman Sachs Group, Inc.	25,352,695
647,600	JPMorgan Chase & Co.	22,409,036
434,100	MBNA Corp.	10,657,155
656,900	Merrill Lynch & Co., Inc.	37,180,540
245,400	Morgan Stanley	14,049,150

		201,616,093

See Notes to Schedules of Investments.

SALOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Insurance - 5.2%
682,000	American International Group, Inc.	$37,789,620
243,700	The Chubb Corp.	19,318,099
342,700	Loews Corp.	25,202,158
400,600	The St. Paul Travelers Cos., Inc.	14,596,502

		96,906,379

Real Estate - 2.5%
824,300	Equity Office Properties Trust (a)	24,836,159
691,200	Equity Residential	22,263,552

		47,099,711

	TOTAL FINANCIALS	537,351,279

HEALTHCARE - 5.1%
Pharmaceuticals - 5.1%
287,000	GlaxoSmithKline PLC, ADR (a)	13,179,040
348,300	Johnson & Johnson	23,391,828
315,900	Novartis AG, ADR	14,777,802
838,900	Pfizer Inc.	22,037,903
296,800	Sanofi-Aventis ADR	12,566,512
475,700	Schering-Plough Corp.	8,633,955

	TOTAL HEALTHCARE	94,587,040

INDUSTRIALS - 10.0%
Aerospace & Defense - 6.1%
572,600	The Boeing Co.	33,474,196
537,500	Lockheed Martin Corp.	32,819,750
531,500	Raytheon Co.	20,569,050
250,200	United Technologies Corp.	25,435,332

		112,298,328

Commercial Services & Supplies - 2.1%
370,600	Avery Dennison Corp. (a)	22,951,258
560,700	Waste Management, Inc.	16,176,195

		39,127,453

Industrial Conglomerates - 1.8%
913,600	Honeywell International Inc.	33,995,056

	TOTAL INDUSTRIALS	185,420,837

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 4.5%
693,200	Comverse Technology, Inc. (b)	17,482,504
2,639,900	Nokia Oyj, ADR	40,733,657
9,174,700	Nortel Networks Corp. (b)	25,046,931

		83,263,092

Computers & Peripherals - 3.0%
421,200	Hewlett-Packard Co.	9,241,128
235,400	International Business Machines Corp.	21,510,852
303,200	Lexmark International, Inc. (b)	24,246,904

		54,998,884

Electronic Equipment & Instruments - 0.5%
2,897,100	Solectron Corp. (b)	10,052,937

Software - 1.8%
1,432,200	Microsoft Corp.	34,616,274

	TOTAL INFORMATION TECHNOLOGY	182,931,187

MATERIALS - 1.4%
Chemicals - 0.8%
215,500	Air Products & Chemicals, Inc.	13,638,995

Paper & Forest Products - 0.6%
313,500	International Paper Co. (a)	11,533,665

	TOTAL MATERIALS	25,172,660

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 4.7%
428,500	Alltel Corp. (a)	23,503,225
480,540	AT&T Corp. (a)	9,010,125
1,166,400	SBC Communications Inc.	27,632,016
423,100	Sprint Corp.	9,625,525
504,400	Verizon Communications Inc.	17,906,200

		87,677,091

Wireless Telecommunication Services - 2.0%
1,309,700	Nextel Communications, Inc., Class A Shares (b)	37,221,674

	TOTAL TELECOMMUNICATION SERVICES	124,898,765

See Notes to Schedules of Investments.

SALOMON BROTHERS INVESTORS VALUE FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 3.1%
Electric Utilities - 0.8%
426,100	PG&E Corp. (a)	14,530,010

Gas Utilities - 2.3%
2,311,100	El Paso Corp. (a)	24,451,438
491,600	Sempra Energy	19,585,344

		44,036,782

	TOTAL UTILITIES	58,566,792

	TOTAL COMMON STOCK (Cost - $1,523,380,963)	1,810,356,002

FACE AMOUNT
SHORT-TERM INVESTMENTS - 7.2%
REPURCHASE AGREEMENT - 2.7%
$51,672,000	Bank of America dated 3/31/05, 2.850% due 4/1/05; proceeds at maturity - $51,676,091 (Fully collateralized by various U.S. Treasury obligations, 0.000% to 10.920% due 5/10/05 to 3/24/25; market value $52,705,440) (Cost - $51,672,000)	51,672,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LOANED COLLATERAL - 4.5%
83,300,135	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $83,300,135)	83,300,135

	TOTAL SHORT-TERM INVESTMENTS (Cost - $134,972,135)	134,972,135

	TOTAL INVESTMENTS - 104.4% (Cost - $1,658,353,098*)	1,945,328,137
	Liabilities in Excess of Other Assets - (4.4)%	(82,158,770)

	TOTAL NET ASSETS - 100.0%	$1,863,169,367

(a)	All or portion of this security is on loan.

(b)	Non income producing security

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), and the Salomon Brothers Investors Value Fund Inc (“Investors Value Fund”).

The Investors Value Fund is a diversified open-end management investment company incorporated in Maryland.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or if there is no official closing price on that day, at the last sale price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by, and under the supervision of, the Board of Directors. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Notes to Schedule of Investments (unaudited) (continued)

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2. Investments

At March 31, 2005 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$327,223,669
Gross unrealized depreciation	(40,248,630)

Net unrealized appreciation	$286,975,039

At March 31, 2005, the Fund had loaned securities with a market value of $82,227,869. The Fund received cash collateral amounting to $83,300,135, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act

ITEM 2. CONTROLS	AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Investors Value Fund Inc

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	May 27, 2005